Intangible assets - Schedule of Breakdown of Software Cost, Accumulated Amortization, Additions, Sales and Disposals for Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 2,605	$ 2,104
Ending balance	3,663	2,605	$ 2,104
Carrying amount - principal
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,041	10,856	9,786
Additions	2,122	1,335	1,070
Disposals	0	(150)	0
Ending balance	14,163	12,041	10,856
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(9,436)	(8,752)	(8,191)
Amortization	1,064	814	561
Disposals	0	130	0
Ending balance	$ (10,500)	$ (9,436)	$ (8,752)